DEBT EXTINGUISHMENT	12 Months Ended
Dec. 31, 2021
Debt Extinguishment
DEBT EXTINGUISHMENT

NOTE 11 – DEBT EXTINGUISHMENT

Gain on debt extinguishment

In connections with the conversion of debt and other debt settlements discussed elsewhere, on the settlement dates, conversion date or repayment dates, for the year ended December 31, 2021, the Company recorded an aggregate gain on debt extinguishment of $1,564,941 which consists of the following:

Total gain (loss) on debt extinguishment
Loss upon conversion of debt related to difference between conversion price and market price on shares issued (note 9)	$(143,872)
Gain from settlement of debt	1,648,960
Gain from settlement of accounts payable	59,853
Gain on debt extinguishment, net	$1,564,941

In connections with the conversion of debt and other debt settlements discussed elsewhere, on the Modification Dates, conversion date or repayment dates, for the year ended December 31, 2020, the Company recorded an aggregate gain on debt extinguishment of $7,847,073 which consists of the following.

Total gain (loss) on debt extinguishment
Gain from reversal of derivative liabilities on conversion date or repayment date (note 7)	$45,731,614
Loss upon conversion of debt related to difference between conversion price and market price on shares issued (note 9)	(36,271,137)
Fair value of shares related to settlement of debt and warrants (note 9)	(1,252,772)
Loss from conversion of debt and warrants to Series D preferred stock (note 7 and 9)	(239,678)
Loss from settlement of debt (note 9)	(259,587)
Gain from settlement of accounts payable	138,633
Gain on debt extinguishment, net	$7,847,073

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020